UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Income Fund

Annual report 5/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

A solid and stable economy enabled the U.S. Federal Reserve (Fed) to continue normalizing monetary policy for most of 2018; however, concerns about the strength of the broader global economy and the durability of the now 10-year-old bull market led investors to dial back risk exposures. Those concerns may ultimately have been shared by the Fed, which shifted to a neutral stance on interest rates in the beginning of 2019 after three years of hikes. The markets responded favorably, with most bond indexes registering gains before hitting a patch of turbulence in May as trade turmoil between the United States and China flared again.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Income Fund

Table of contents

2	Your fund at a glance
5	Discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
31	Financial statements
35	Financial highlights
45	Notes to financial statements
60	Report of independent registered public accounting firm
61	Tax information
62	Trustees and Officers
66	More information

ANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/19 (%)

Class A shares (without sales charge)
Bloomberg Barclays U.S. Aggregate Bond Index
Morningstar multisector bond fund category average
3.72
6.40
4.45
2.06
2.50
4.29
1.86
2.70
2.56
5.92
3.83
5.90
1 year
3 year
5 year
10 year

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Bonds gained and yields fell late in the period

Bonds posted solid returns as slowing economic growth and a shift in interest-rate policy by the U.S. Federal Reserve in early 2019 led to lower bond yields and rising bond prices.

Duration and currency positioning detracted

The fund's underperformance of the Bloomberg Barclays U.S. Aggregate Bond Index was driven primarily by a relatively short duration and foreign currency exposure.

Sector allocation added value

The fund's holdings of convertible bonds, nongovernment-agency mortgage-backed securities, and bank loans, all of which aren't represented in the index, contributed positively to relative performance.

PORTFOLIO COMPOSITION AS OF 5/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       3

COUNTRY COMPOSITION AS OF 5/31/19 (%)

United States	66.4
Canada	4.9
Supranational	3.5
Brazil	3.1
Indonesia	2.6
Philippines	2.3
Norway	2.0
Ireland	1.8
Singapore	1.6
Netherlands	1.4
Other countries	10.4
TOTAL	100.0
As a percentage of net assets.

QUALITY COMPOSITION AS OF 5/31/19 (%)

U.S. Government	10.2
Collateralized mortgage obligations – U.S. Government Agency	0.2
AAA	16.5
AA	4.7
A	9.0
BBB	24.7
BB	17.6
B	5.7
CCC and below	0.4
Equity	4.8
Not rated	3.1
Short-term investments and other	3.1

As a percentage of net assets.

Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 5-31-19 and do not reflect subsequent downgrades or upgrades, if any.

ANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       4

Discussion of fund performance

Can you talk about the bond market and its performance for the 12 months ended May 31, 2019?

U.S. bonds posted solid overall returns for the period. The fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned 6.40%. U.S. economic growth accelerated in the first half of the reporting period, driven in part by federal tax reform legislation that took effect at the beginning of 2018. In response, the U.S. Federal Reserve (Fed) raised short-term interest rates three times. Signs of slowing economic activity emerged during the second half of the 12-month period, in part due to an escalating trade war between the United States and China. As a result, the Fed pivoted to a wait-and-see approach, holding interest rates steady through the first five months of 2019.

Bond yields tracked the swings in the economy, rising during the first half of the reporting period and then falling back in the last six months. Bond yields fell especially sharply during the last two months of the period as the bond market began to price in the possibility of a Fed interest-rate cut later in the year. Investment-grade corporate bonds and commercial mortgage-backed securities were the best-performing sectors, while high-yield corporate bonds (generally those rated BB or lower) lagged.

How did the fund perform?

The fund delivered a positive return but trailed the performance of its benchmark index. One contributing factor was the fund's duration (a measure of interest-rate sensitivity), which was shorter than that of the index throughout the period. This was beneficial when bond yields were rising early in the period, but it detracted from performance when yields declined significantly during the latter half of the period.

The fund's currency exposure was also a net detractor from relative results. The U.S. dollar strengthened against most currencies for the 12 months, which weighed on the fund's holdings denominated in foreign currencies. The fund's exposure to the euro detracted the most, but holdings in emerging-market currencies, such as the Indian rupee and the Colombian peso, were also a drag on relative performance.

On the plus side, sector allocation added value. Out-of-index positions in convertible bonds, nongovernment-agency mortgage-backed securities, and bank loans contributed meaningfully to relative results, as did overweight positions in asset-backed securities and commercial mortgage-backed securities.

ANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       5

How was the portfolio positioned at the end of the reporting period?

In early 2019, we made some adjustments to the fund's positioning in response to changing market conditions. We eliminated the fund's holdings of bank loans, as the Fed's shift to a stable interest-rate policy made the floating-rate nature of bank loans less attractive. We invested the proceeds in a mix of high-yield and investment-grade corporate bonds, as well as U.S. Treasury securities. As part of these positioning changes, we lengthened the fund's duration, reflecting our belief that the risk of a sharp move higher in global interest rates has been tempered by moderating economic growth.

We believe an economic environment featuring slow, stable growth will be positive for bonds, and particularly corporate credit. However, given the continued uncertainty surrounding geopolitical issues such as Brexit and global trade tensions, we're maintaining the fund's relatively defensive posture with regard to interest rates and credit quality.

MANAGED BY

Daniel S. Janis III On the fund since 1999 Investing since 1984
Thomas C. Goggins On the fund since 2009 Investing since 1989
Kisoo Park On the fund since 2015 Investing since 1986
Christopher M. Chapman, CFA On the fund since 2017 Investing since 1999

The views expressed in this report are exclusively those of Daniel S. Janis III, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-19	as of 5-31-19
Class A	-0.43	1.03	5.50	5.27	70.80	2.86	2.85
Class B	-2.01	0.79	5.33	4.03	68.15	2.28	2.27
Class C	1.99	1.15	5.19	5.90	65.82	2.28	2.27
Class I2	4.18	2.20	6.31	11.50	84.32	3.27	3.27
Class R1[2]	3.35	1.51	5.60	7.81	72.43	2.64	2.63
Class R2[2,3]	3.61	1.76	5.90	9.13	77.32	2.89	2.88
Class R3[2]	3.46	1.65	5.71	8.51	74.25	2.74	2.73
Class R4[2]	3.87	2.02	6.08	10.53	80.52	3.14	3.03
Class R5[2]	4.08	2.22	6.32	11.61	84.58	3.33	3.33
Class R6[2,3]	4.13	2.28	6.28	11.93	83.79	3.39	3.38
Index†	6.40	2.70	3.83	14.26	45.57	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Gross (%)	0.80	1.50	1.50	0.50	1.15	0.90	1.05	0.75	0.45	0.40
Net (%)	0.79	1.49	1.49	0.49	1.14	0.89	1.04	0.64	0.44	0.39

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	5-31-09	16,815	16,815	14,557
Class C4	5-31-09	16,582	16,582	14,557
Class I2	5-31-09	18,432	18,432	14,557
Class R1[2]	5-31-09	17,243	17,243	14,557
Class R2[2,3]	5-31-09	17,732	17,732	14,557
Class R3[2]	5-31-09	17,425	17,425	14,557
Class R4[2]	5-31-09	18,052	18,052	14,557
Class R5[2]	5-31-09	18,458	18,458	14,557
Class R6[2,3]	5-31-09	18,379	18,379	14,557

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effects of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectus.
3	Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered 9-1-11. Returns prior to these dates are those of Class A, that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2018, with the same investment held until May 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2018, with the same investment held until May 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK INCOME FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2018	Ending value on 5-31-2019	Expenses paid during period ended 5-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,045.40	$4.28	0.84%
	Hypothetical example	1,000.00	1,020.70	4.23	0.84%
Class B	Actual expenses/actual returns	1,000.00	1,041.80	7.84	1.54%
	Hypothetical example	1,000.00	1,017.30	7.75	1.54%
Class C	Actual expenses/actual returns	1,000.00	1,041.80	7.84	1.54%
	Hypothetical example	1,000.00	1,017.30	7.75	1.54%
Class I	Actual expenses/actual returns	1,000.00	1,047.00	2.81	0.55%
	Hypothetical example	1,000.00	1,022.20	2.77	0.55%
Class R1	Actual expenses/actual returns	1,000.00	1,043.50	6.06	1.19%
	Hypothetical example	1,000.00	1,019.00	5.99	1.19%
Class R2	Actual expenses/actual returns	1,000.00	1,045.00	4.79	0.94%
	Hypothetical example	1,000.00	1,020.20	4.73	0.94%
Class R3	Actual expenses/actual returns	1,000.00	1,044.20	5.50	1.08%
	Hypothetical example	1,000.00	1,019.50	5.44	1.08%
Class R4	Actual expenses/actual returns	1,000.00	1,046.20	3.37	0.66%
	Hypothetical example	1,000.00	1,021.60	3.33	0.66%
Class R5	Actual expenses/actual returns	1,000.00	1,047.30	2.50	0.49%
	Hypothetical example	1,000.00	1,022.50	2.47	0.49%
Class R6	Actual expenses/actual returns	1,000.00	1,045.80	2.19	0.43%
	Hypothetical example	1,000.00	1,022.80	2.17	0.43%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK INCOME FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-19
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 10.2%					$182,024,394
(Cost $173,289,071)
U.S. Government 10.2%					182,024,394
U.S. Treasury
Bond	2.750	11-15-42		23,910,000	24,816,899
Bond	3.000	02-15-49		19,585,000	21,323,169
Bond	3.125	02-15-43		28,330,000	31,296,903
Bond	4.375	02-15-38		13,300,000	17,389,750
Note	2.000	11-15-26		11,350,000	11,312,758
Note	2.375	02-29-24		18,345,000	18,721,216
Note	2.375	05-15-29		25,140,000	25,676,189
Note	2.500	02-15-22		8,250,000	8,379,873
Note	2.500	01-31-24		13,600,000	13,943,719

Note	2.625	02-15-29		8,790,000	9,163,918
Foreign government obligations 19.5%					$349,267,640
(Cost $380,393,256)
Australia 0.5%					9,493,118
New South Wales Treasury Corp.	4.000	04-08-21	AUD	3,875,000	2,821,248
Queensland Treasury Corp.	5.500	06-21-21	AUD	5,810,000	4,369,616
Western Australian Treasury Corp.	2.500	07-23-24	AUD	3,175,000	2,302,254
Austria 0.3%					5,388,361
Republic of Austria (A)	0.500	02-20-29	EUR	4,650,000	5,388,361
Brazil 2.2%					39,061,716
Federative Republic of Brazil	4.500	05-30-29		6,685,000	6,618,150
Federative Republic of Brazil	10.000	01-01-21	BRL	40,435,000	10,808,865
Federative Republic of Brazil	10.000	01-01-23	BRL	79,085,000	21,634,701
Canada 3.0%					53,976,488
Canada Housing Trust No. 1 (A)	2.350	06-15-23	CAD	9,500,000	7,215,178
Export Development Canada	2.400	06-07-21	AUD	3,560,000	2,515,512
Government of Canada	0.750	09-01-20	CAD	8,595,000	6,295,030
Government of Canada	2.250	03-01-24	CAD	22,375,000	17,149,090
Province of Alberta	3.400	12-01-23	CAD	9,000,000	7,106,711
Province of Ontario	3.500	06-02-24	CAD	11,430,000	9,112,034
Province of Quebec	3.000	09-01-23	CAD	5,900,000	4,582,933
Colombia 1.3%					23,926,834
Republic of Colombia	4.000	02-26-24		5,050,000	5,206,550
Republic of Colombia	4.500	01-28-26		5,065,000	5,333,445
Republic of Colombia	7.000	09-11-19	COP	12,687,100,000	3,782,382
Republic of Colombia	7.000	05-04-22	COP	16,787,000,000	5,204,147
Republic of Colombia	11.000	07-24-20	COP	13,881,200,000	4,400,310
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Finland 0.3%					$5,104,631
Republic of Finland (A)	0.500	09-15-28	EUR	4,380,000	5,104,631
Hungary 0.5%					9,458,507
Republic of Hungary	6.375	03-29-21		8,886,000	9,458,507
Indonesia 2.2%					39,126,455
Republic of Indonesia (A)	2.150	07-18-24	EUR	4,335,000	5,084,004
Republic of Indonesia	5.625	05-15-23	IDR	15,613,000,000	1,027,537
Republic of Indonesia (A)	5.875	01-15-24		1,450,000	1,603,420
Republic of Indonesia	6.125	05-15-28	IDR	88,584,000,000	5,509,649
Republic of Indonesia	6.625	05-15-33	IDR	30,647,000,000	1,837,171
Republic of Indonesia	7.000	05-15-22	IDR	34,066,000,000	2,368,927
Republic of Indonesia	7.000	05-15-27	IDR	51,733,000,000	3,421,352
Republic of Indonesia	7.500	05-15-38	IDR	40,237,000,000	2,570,615
Republic of Indonesia	8.250	07-15-21	IDR	41,859,000,000	2,990,910
Republic of Indonesia	8.250	05-15-29	IDR	5,604,000,000	401,478
Republic of Indonesia	8.375	03-15-24	IDR	44,433,000,000	3,206,246
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,549,132
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,545,401
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	2,010,613
Ireland 1.3%					22,900,808
Republic of Ireland	3.400	03-18-24	EUR	9,843,000	12,934,259
Republic of Ireland	3.900	03-20-23	EUR	7,670,000	9,966,549
Malaysia 1.2%					20,583,968
Government of Malaysia	3.620	11-30-21	MYR	8,840,000	2,120,315
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,810,742
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,472,730
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,318,199
Government of Malaysia	3.899	11-16-27	MYR	12,709,000	3,046,609
Government of Malaysia	4.059	09-30-24	MYR	15,500,000	3,774,747
Government of Malaysia	4.160	07-15-21	MYR	12,538,000	3,040,626
New Zealand 0.4%					6,616,431
Dominion of New Zealand	6.000	05-15-21	NZD	9,272,000	6,616,431
Norway 1.2%					21,942,246
Government of Norway (A)	2.000	05-24-23	NOK	59,645,000	6,998,046
Government of Norway (A)	3.750	05-25-21	NOK	124,770,000	14,944,200
Philippines 2.3%					41,564,787
Republic of Philippines	0.875	05-17-27	EUR	5,500,000	6,174,032
Republic of Philippines	3.375	01-12-20	PHP	39,170,000	741,111
Republic of Philippines	3.375	08-20-20	PHP	27,780,000	519,271
Republic of Philippines	3.500	03-20-21	PHP	135,240,000	2,502,857
Republic of Philippines	3.500	04-21-23	PHP	213,500,000	3,797,845
12	JOHN HANCOCK INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Philippines (continued)
Republic of Philippines	3.875	11-22-19	PHP	161,410,000	$3,070,884
Republic of Philippines	4.250	04-11-20	PHP	86,605,000	1,641,693
Republic of Philippines	4.625	09-09-40	PHP	29,167,000	477,299
Republic of Philippines	5.500	03-08-23	PHP	107,000,000	2,049,620
Republic of Philippines	6.250	03-12-24	PHP	140,540,000	2,782,585
Republic of Philippines	6.250	01-14-36	PHP	242,000,000	5,190,652
Republic of Philippines	6.500	04-28-21	PHP	222,970,000	4,346,126
Republic of Philippines	8.000	07-19-31	PHP	356,645,000	8,270,812
Portugal 0.6%					10,793,091
Republic of Portugal (A)	3.850	04-15-21	EUR	4,275,000	5,155,126
Republic of Portugal (A)	5.125	10-15-24		5,110,000	5,637,965
Qatar 0.5%					9,275,463
State of Qatar (A)	4.000	03-14-29		3,885,000	4,088,963
State of Qatar (A)	4.817	03-14-49		4,715,000	5,186,500
Singapore 1.2%					21,396,229
Republic of Singapore	3.250	09-01-20	SGD	25,095,000	18,542,112
Republic of Singapore	3.375	09-01-33	SGD	3,470,000	2,854,117
Sweden 0.4%					6,504,782
Kingdom of Sweden (A)	0.125	04-24-23	EUR	5,710,000	6,504,782
United Kingdom 0.1%					2,153,725
Government of United Kingdom	3.750	09-07-20	GBP	1,640,000	2,153,725

Corporate bonds 48.4%					$865,610,834
(Cost $870,876,004)
Communication services 3.6%					64,715,202
Media 3.5%
Altice Luxembourg SA (A)	7.625	02-15-25		4,910,000	4,520,637
CCO Holdings LLC (A)	5.000	02-01-28		5,940,000	5,880,600
CCO Holdings LLC (A)	5.125	05-01-27		6,035,000	6,038,772
Charter Communications Operating LLC	5.050	03-30-29		6,106,000	6,498,061
Charter Communications Operating LLC	5.750	04-01-48		4,680,000	4,934,952
CSC Holdings LLC (A)	5.375	02-01-28		7,417,000	7,435,543
CSC Holdings LLC (A)	5.500	04-15-27		3,850,000	3,915,643
CSC Holdings LLC (A)	6.500	02-01-29		6,566,000	6,941,575
DISH DBS Corp.	5.875	07-15-22		4,650,000	4,570,020
EMI Music Publishing Group North America Holdings, Inc. (A)	7.625	06-15-24		1,826,000	1,929,169
Sirius XM Radio, Inc. (A)	5.000	08-01-27		9,435,000	9,293,475
Wireless telecommunication services 0.1%
T-Mobile USA, Inc.	4.500	02-01-26		1,805,000	1,782,438
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
T-Mobile USA, Inc.	5.125	04-15-25		355,000	$360,992
T-Mobile USA, Inc.	6.000	04-15-24		220,000	228,250
T-Mobile USA, Inc.	6.500	01-15-26		365,000	385,075
Consumer discretionary 2.4%					42,289,216
Automobiles 0.3%
BMW Finance NV	1.000	11-14-24	EUR	1,495,000	1,704,374
Ford Motor Company	6.625	10-01-28		2,691,000	2,946,702
Hotels, restaurants and leisure 1.8%
Hilton Domestic Operating Company, Inc.	5.125	05-01-26		3,435,000	3,455,438
International Game Technology PLC (A)	6.500	02-15-25		6,815,000	7,189,825
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	4.750	06-01-27		2,910,000	2,851,800
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		4,760,000	4,831,400
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		3,686,000	3,732,075
New Red Finance, Inc. (A)	4.625	01-15-22		7,130,000	7,130,000
New Red Finance, Inc. (A)	5.000	10-15-25		2,700,000	2,646,000
Internet and direct marketing retail 0.3%
Expedia Group, Inc.	5.000	02-15-26		5,380,000	5,801,602
Consumer staples 2.2%					39,752,989
Beverages 0.6%
Molson Coors Brewing Company	1.250	07-15-24	EUR	2,975,000	3,373,477
Molson Coors Brewing Company	3.000	07-15-26		8,123,000	7,891,033
Food and staples retailing 0.4%
Aramark Services, Inc. (A)	5.000	04-01-25		4,440,000	4,417,800
Aramark Services, Inc.	5.125	01-15-24		2,600,000	2,631,954
Food products 1.2%
Darling Ingredients, Inc. (A)	5.250	04-15-27		3,610,000	3,654,403
Kraft Heinz Foods Company	3.000	06-01-26		5,050,000	4,765,191
Kraft Heinz Foods Company (A)	4.875	02-15-25		4,645,000	4,790,937
Post Holdings, Inc. (A)	5.000	08-15-26		475,000	467,281
Post Holdings, Inc. (A)	5.500	03-01-25		4,260,000	4,297,275
Post Holdings, Inc. (A)	5.750	03-01-27		3,455,000	3,463,638
Energy 9.6%					171,861,841
Energy equipment and services 0.1%
Schlumberger Holdings Corp. (A)	4.300	05-01-29		1,915,000	1,991,106
14	JOHN HANCOCK INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 9.5%
Aker BP ASA (A)	5.875	03-31-25		7,150,000	$7,489,625
Canadian Natural Resources, Ltd.	3.850	06-01-27		7,175,000	7,260,276
Chesapeake Energy Corp. (A)	8.000	03-15-26		5,716,000	5,187,270
Chesapeake Energy Corp. (B)	8.000	06-15-27		9,390,000	8,310,150
Concho Resources, Inc.	4.300	08-15-28		11,905,000	12,588,106
Continental Resources, Inc.	4.375	01-15-28		10,290,000	10,550,840
DCP Midstream Operating LP	5.375	07-15-25		7,360,000	7,647,482
Diamondback Energy, Inc.	5.375	05-31-25		5,150,000	5,356,000
Enbridge, Inc.	4.250	12-01-26		7,060,000	7,510,010
Enterprise Products Operating LLC	3.900	02-15-24		7,835,000	8,169,881
Enterprise Products Operating LLC	4.150	10-16-28		4,720,000	5,004,124
Marathon Oil Corp.	4.400	07-15-27		7,835,000	8,131,141
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		4,075,000	4,000,167
MPLX LP	4.800	02-15-29		1,845,000	1,958,688
Murphy Oil Corp.	6.875	08-15-24		2,769,000	2,869,453
Noble Energy, Inc.	3.850	01-15-28		2,790,000	2,795,922
Parsley Energy LLC (A)	5.625	10-15-27		6,670,000	6,603,300
Pertamina Persero PT (A)	4.300	05-20-23		4,970,000	5,119,334
Petrobras Global Finance BV	5.750	02-01-29		6,025,000	6,073,742
Petrobras Global Finance BV	6.900	03-19-49		2,885,000	2,882,115
Petrobras Global Finance BV	7.375	01-17-27		4,620,000	5,189,646
Petrobras Global Finance BV	8.750	05-23-26		2,010,000	2,422,754
Saudi Arabian Oil Company (A)	3.500	04-16-29		1,895,000	1,891,408
Saudi Arabian Oil Company (A)	4.250	04-16-39		2,855,000	2,850,390
Saudi Arabian Oil Company (A)	4.375	04-16-49		4,175,000	4,139,668
Targa Resources Partners LP	5.875	04-15-26		3,175,000	3,282,156
The Williams Companies, Inc.	3.750	06-15-27		15,590,000	15,784,826
The Williams Companies, Inc.	4.550	06-24-24		4,255,000	4,514,661
WPX Energy, Inc.	5.750	06-01-26		4,320,000	4,287,600
Financials 12.3%					220,579,306
Banks 8.9%
Asian Development Bank	2.450	01-17-24	AUD	3,645,000	2,622,442
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%)	3.004	12-20-23		7,289,000	7,333,499
Bank of Ireland Group PLC (A)	4.500	11-25-23		3,435,000	3,534,584
BNG Bank NV	0.250	02-22-23	EUR	3,215,000	3,666,911
BNG Bank NV	0.250	06-07-24	EUR	3,150,000	3,598,200
European Investment Bank	1.500	05-12-22	NOK	36,770,000	4,194,260
Inter-American Development Bank	6.500	08-20-19	AUD	3,260,000	2,285,221
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	8,780,000	6,219,438
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	21,910,000	$2,555,982
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	5,165,000	3,604,317
International Bank for Reconstruction & Development	7.400	08-20-21	IDR	21,280,000,000	1,484,829
International Bank for Reconstruction & Development	7.625	01-19-23		4,025,000	4,798,621
International Finance Corp.	2.800	08-15-22	AUD	6,505,000	4,693,869
International Finance Corp.	2.875	07-31-23		4,350,000	4,490,078
International Finance Corp.	3.625	05-20-20	NZD	6,195,000	4,130,297
JPMorgan Chase & Co.	2.750	08-24-22	EUR	2,195,000	2,654,316
JPMorgan Chase & Co.	2.950	10-01-26		6,495,000	6,433,147
JPMorgan Chase & Co.	3.625	12-01-27		1,465,000	1,478,721
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%)	3.509	01-23-29		4,365,000	4,408,110
KfW	0.000	09-15-23	EUR	1,675,000	1,899,220
KfW	0.375	03-15-23	EUR	2,415,000	2,777,670
KfW	2.125	08-15-23	EUR	4,370,000	5,394,325
KfW	6.000	08-20-20	AUD	7,710,000	5,639,228
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (C)	1.670	06-21-23	NOK	28,000,000	3,209,712
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	1.710	06-19-24	NOK	24,000,000	2,749,180
Nordic Investment Bank	1.375	07-15-20	NOK	29,090,000	3,318,438
Nykredit Realkredit A/S	1.000	01-01-24	DKK	60,000,000	9,470,714
Regions Bank	6.450	06-26-37		1,137,000	1,413,239
SunTrust Banks, Inc. (5.050% to 6-15-22, then 3 month LIBOR + 3.102%) (D)	5.050	06-15-22		4,095,000	4,033,575
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		3,500,000	3,570,000
The PNC Financial Services Group, Inc.	3.500	01-23-24		1,865,000	1,932,359
U.S. Bancorp	0.850	06-07-24	EUR	2,785,000	3,192,345
U.S. Bancorp	3.150	04-27-27		3,405,000	3,488,083
U.S. Bancorp	3.375	02-05-24		1,087,000	1,122,716
U.S. Bank NA	2.650	05-23-22		13,200,000	13,293,354
U.S. Bank NA	3.000	02-04-21		5,150,000	5,199,077
Wells Fargo & Company	3.250	04-27-22	AUD	5,040,000	3,612,464
Wells Fargo & Company (3 month BBSW + 1.320%) (C)	3.394	07-27-21	AUD	4,745,000	3,326,844
Westpac Banking Corp.	7.250	02-11-20	AUD	5,000,000	3,599,295
16	JOHN HANCOCK INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (D)	5.800	06-15-23		3,375,000	$3,341,250
Capital markets 0.6%
Brookfield Property REIT, Inc. (A)	5.750	05-15-26		5,395,000	5,469,181
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	4,250,000	3,115,349
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	2,552,000	2,918,287
Consumer finance 0.2%
Discover Financial Services	4.100	02-09-27		2,795,000	2,828,408
Diversified financial services 1.5%
European Financial Stability Facility	0.125	10-17-23	EUR	5,555,000	6,320,481
European Financial Stability Facility	0.500	01-20-23	EUR	2,740,000	3,158,392
European Financial Stability Facility	1.875	05-23-23	EUR	3,530,000	4,288,926
European Stability Mechanism	0.125	04-22-24	EUR	4,410,000	5,017,547
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	31,920,000	8,429,542
Insurance 0.7%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		10,490,000	12,588,000
Thrifts and mortgage finance 0.4%
MGIC Investment Corp.	5.750	08-15-23		6,290,000	6,675,263
Health care 2.6%					46,345,674
Health care equipment and supplies 0.2%
Becton Dickinson Euro Finance Sarl (E)	1.208	06-04-26	EUR	2,800,000	3,127,745
Health care providers and services 1.7%
HCA, Inc.	5.000	03-15-24		5,218,000	5,570,010
HCA, Inc.	5.250	04-15-25		5,040,000	5,426,255
HCA, Inc.	5.375	02-01-25		10,035,000	10,488,783
HCA, Inc.	7.500	02-15-22		8,755,000	9,586,725
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	1,913,941
Thermo Fisher Scientific, Inc.	1.375	09-12-28	EUR	1,595,000	1,811,718
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	2,966,127
Pharmaceuticals 0.3%
Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	2,102,708
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,351,111
Bausch Health Companies, Inc. (A)	5.875	05-15-23		1,996,000	2,000,551
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Industrials 3.1%					$55,364,368
Airlines 0.2%
American Airlines Group, Inc. (A)	5.000	06-01-22		4,145,000	4,191,631
Commercial services and supplies 0.2%
Cimpress NV (A)	7.000	06-15-26		3,670,000	3,624,125
Construction and engineering 0.7%
AECOM	5.125	03-15-27		3,658,000	3,591,699
AECOM	5.875	10-15-24		5,085,000	5,239,177
HC2 Holdings, Inc. (A)	11.500	12-01-21		4,190,000	3,645,300
Industrial conglomerates 0.4%
Icahn Enterprises LP (A)	6.250	05-15-26		6,610,000	6,568,688
Professional services 0.3%
IHS Markit, Ltd.	4.125	08-01-23		2,436,000	2,525,255
IHS Markit, Ltd.	4.250	05-01-29		3,495,000	3,567,661
Road and rail 0.3%
Uber Technologies, Inc. (A)	8.000	11-01-26		4,952,000	5,242,930
Trading companies and distributors 0.8%
United Rentals North America, Inc.	4.625	07-15-23		2,500,000	2,543,750
United Rentals North America, Inc.	4.875	01-15-28		7,285,000	7,063,536
United Rentals North America, Inc.	5.500	05-15-27		3,955,000	3,989,606
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone, Ltd. (A)	4.000	07-30-27		3,645,000	3,571,010
Information technology 5.6%					99,940,143
Communications equipment 1.2%
CommScope Technologies LLC (A)	5.000	03-15-27		3,080,000	2,618,000
CommScope, Inc. (A)	5.500	03-01-24		9,000,000	9,089,730
CommScope, Inc. (A)	6.000	03-01-26		9,160,000	9,160,000
Electronic equipment, instruments and components 0.0%
Jabil, Inc.	3.950	01-12-28		227,000	215,400
IT services 0.8%
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,695,000	3,055,251
Fidelity National Information Services, Inc.	3.750	05-21-29		4,010,000	4,096,141
Gartner, Inc. (A)	5.125	04-01-25		3,425,000	3,450,688
IBM Corp.	2.750	12-21-20	GBP	2,525,000	3,269,859
Semiconductors and semiconductor equipment 1.4%
Broadcom, Inc. (A)	4.750	04-15-29		1,493,000	1,471,714
KLA-Tencor Corp.	4.100	03-15-29		4,940,000	5,072,852
Microchip Technology, Inc. (A)	4.333	06-01-23		4,305,000	4,426,467
Micron Technology, Inc.	5.327	02-06-29		9,000,000	9,069,444
NXP BV (A)	4.625	06-01-23		4,320,000	4,491,936
18	JOHN HANCOCK INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software 0.6%
Citrix Systems, Inc.	4.500	12-01-27		2,655,000	$2,707,738
SS&C Technologies, Inc. (A)	5.500	09-30-27		4,195,000	4,227,302
VMware, Inc.	2.950	08-21-22		4,595,000	4,594,240
Technology hardware, storage and peripherals 1.6%
Apple, Inc.	0.875	05-24-25	EUR	2,340,000	2,715,491
Dell International LLC (A)	5.300	10-01-29		4,930,000	5,051,853
Dell International LLC (A)	8.100	07-15-36		7,645,000	9,171,170
Dell International LLC (A)	8.350	07-15-46		7,260,000	8,873,862
Seagate HDD Cayman	4.875	06-01-27		3,256,000	3,111,005
Materials 3.2%					57,685,847
Chemicals 0.1%
Ecolab, Inc.	1.000	01-15-24	EUR	2,135,000	2,454,975
Containers and packaging 3.1%
Ardagh Packaging Finance PLC (A)	7.250	05-15-24		4,930,000	5,133,363
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,389,109
Ball Corp.	4.000	11-15-23		7,870,000	7,919,188
Ball Corp.	4.375	12-15-20		930,000	946,275
Ball Corp.	4.875	03-15-26		4,595,000	4,704,131
Ball Corp.	5.000	03-15-22		2,915,000	3,017,317
Ball Corp.	5.250	07-01-25		6,820,000	7,178,050
Crown Americas LLC	4.500	01-15-23		5,200,000	5,264,376
Crown Cork & Seal Company, Inc.	7.375	12-15-26		3,638,000	4,092,750
Sealed Air Corp. (A)	4.875	12-01-22		3,285,000	3,383,550
Sealed Air Corp. (A)	5.125	12-01-24		4,075,000	4,197,250
Sealed Air Corp. (A)	6.500	12-01-20		6,785,000	7,005,513
Real estate 1.4%					24,796,842
Equity real estate investment trusts 1.4%
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,706,660
American Tower Corp.	2.250	01-15-22		2,800,000	2,769,076
American Tower Corp.	3.500	01-31-23		5,016,000	5,134,837
Crown Castle International Corp.	4.300	02-15-29		3,660,000	3,792,549
SBA Tower Trust (A)	3.168	04-09-47		3,935,000	3,968,234
SBA Tower Trust (A)	3.448	03-15-23		7,251,000	7,425,486
Utilities 2.4%					42,279,406
Electric utilities 1.7%
E.ON International Finance BV	6.000	10-30-19	GBP	1,100,000	1,416,778
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76		8,188,000	8,781,630
FirstEnergy Transmission LLC (A)	4.350	01-15-25		6,690,000	7,069,465
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		2,180,000	2,343,064
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME FUND	19

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		1,415,000	$1,605,494
Perusahaan Listrik Negara PT (A)	5.450	05-21-28		2,840,000	3,064,545
Vistra Operations Company LLC (A)	5.500	09-01-26		2,635,000	2,697,054
Vistra Operations Company LLC (A)	5.625	02-15-27		3,280,000	3,373,316
Independent power and renewable electricity producers 0.7%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		1,715,000	1,708,569
Greenko Dutch BV (A)	5.250	07-24-24		4,285,000	4,096,460

The AES Corp.	4.500	03-15-23		6,085,000	6,123,031
Convertible bonds 1.1%					$20,230,037
(Cost $19,410,680)
Communication services 0.1%					2,536,106
Media 0.1%
DISH Network Corp.	3.375	08-15-26		2,760,000	2,536,106
Health care 0.6%					10,226,479
Health care providers and services 0.3%
Anthem, Inc.	2.750	10-15-42		1,555,000	5,978,003
Pharmaceuticals 0.3%
Bayer Capital Corp. BV (A)	5.625	11-22-19	EUR	5,600,000	4,248,476
Information technology 0.2%					3,207,091
Software 0.2%
IAC Financeco 2, Inc. (A)	0.875	06-15-26		3,215,000	3,207,091
Utilities 0.2%					4,260,361
Independent power and renewable electricity producers 0.2%

NRG Energy, Inc.	2.750	06-01-48		4,125,000	4,260,361
Capital preferred securities 1.3%					$23,039,295
(Cost $23,371,005)
Financials 1.3%					23,039,295
Banks 1.3%
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.617	07-01-19		12,943,000	10,095,540

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	07-01-19		13,035,000	12,943,755
20	JOHN HANCOCK INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 7.9%				$141,157,704
(Cost $140,246,521)
Commercial and residential 7.7%				138,402,771
Angel Oak Mortgage Trust I LLC Series 2018-1, Class A1 (A)(F)	3.258	04-27-48	3,066,299	3,074,738
AOA Mortgage Trust Series 2015-1177, Class C (A)(F)	3.110	12-13-29	2,040,000	2,031,134
Arroyo Mortgage Trust
Series 2018-1, Class A1 (A)(F)	3.763	04-25-48	3,990,509	4,078,789
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	4,578,345	4,665,656
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class F (A)(F)	3.716	04-14-33	2,820,000	2,782,419
Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (A)(C)	3.290	09-15-34	5,370,000	5,371,160
BBCMS Mortgage Trust
Series 2015-STP, Class A (A)	3.323	09-10-28	3,341,612	3,365,869
Series 2018-TALL, Class C (1 month LIBOR + 1.121%) (A)(C)	3.561	03-15-37	5,650,000	5,620,974
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(C)	4.877	03-15-37	4,950,000	4,939,815
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(C)	3.761	03-15-37	2,625,000	2,619,436
BXP Trust Series 2017-GM, Class A (A)	3.379	06-13-39	4,642,000	4,815,418
CLNS Trust Series 2017-IKPR, Class B (1 month LIBOR + 1.000%) (A)(C)	3.484	06-11-32	2,135,000	2,132,405
COLT Mortgage Loan Trust Series 2018-2, Class A1 (A)(F)	3.470	07-27-48	2,107,293	2,121,966
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank AG) Series 2013-WWP, Class D (A)	3.898	03-10-31	3,725,000	3,924,738
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (A)	3.639	11-15-34	4,715,000	4,904,481
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(C)	4.063	05-15-36	3,145,000	3,145,000
DBCG Mortgage Trust Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (A)(C)	3.140	06-15-34	3,585,000	3,575,979
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (A)(F)	3.495	12-15-34	3,535,000	3,518,798
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2017-FARM, Class A (A)(F)	3.659	01-10-43	3,550,000	$3,714,075
Series 2018-RIVR, Class D (1 month LIBOR + 1.334%) (A)(C)	3.773	07-15-35	2,860,000	2,817,155
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	19,677,508	340,376
Series 2007-4, Class ES IO	0.350	07-19-47	19,977,863	331,890
Series 2007-6, Class ES IO (A)	0.353	08-19-37	17,221,801	247,047
Hilton USA Trust
Series 2016-HHV, Class A (A)	3.719	11-05-38	1,450,000	1,509,044
Series 2016-HHV, Class B (A)(F)	4.194	11-05-38	2,185,000	2,322,068
Hudson Yards Mortgage Trust Series 2016-10HY, Class A (A)	2.835	08-10-38	5,290,000	5,297,058
Hudsons Bay Simon JV Trust Series 2015-HB10, Class A10 (A)	4.154	08-05-34	5,500,000	5,647,988
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-UES, Class A (A)	2.933	09-05-32	4,100,000	4,114,673
Series 2016-NINE, Class A (A)(F)	2.949	10-06-38	4,655,000	4,674,771
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (A)(C)	3.350	06-15-35	2,750,000	2,744,429
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1 (F)	4.435	07-25-35	1,445,602	1,489,348
Merrill Lynch Mortgage Investors Trust Series 2005-A2, Class A2 (F)	4.444	02-25-35	925,760	936,966
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A (A)	2.200	09-13-31	6,860,000	6,824,384
Morgan Stanley Capital I Trust Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (A)(C)	3.440	11-15-34	1,955,000	1,946,962
New Residential Mortgage Loan Trust Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (A)(C)	3.930	06-25-57	2,485,487	2,535,489
Olympic Tower Mortgage Trust Series 2017-OT, Class A (A)	3.566	05-10-39	1,860,000	1,929,016
One Market Plaza Trust Series 2017-1MKT, Class A (A)	3.614	02-10-32	4,025,000	4,170,647
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (1 month LIBOR + 0.310%) (C)	2.740	11-25-35	770,045	770,093
22	JOHN HANCOCK INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (A)(F)	4.388	01-05-43	3,995,000	$3,556,904
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (A)(F)	3.793	03-25-48	2,926,005	2,969,251
Structured Adjustable Rate Mortgage Loan Trust Series 2004-10, Class 2A (F)	4.494	08-25-34	2,145,834	2,174,206
WaMu Mortgage Pass Through Certificates Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (C)	2.890	04-25-45	1,910,243	1,886,890
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class A (1 month LIBOR + 0.750%) (A)(C)	3.190	12-15-34	4,305,000	4,285,751
Worldwide Plaza Trust Series 2017-WWP, Class A (A)	3.526	11-10-36	2,375,000	2,477,515
U.S. Government Agency 0.2%				2,754,933
Federal Home Loan Mortgage Corp. Series 2019-DNA1, Class M1 (1 month LIBOR + 0.900%) (A)(C)	3.377	01-25-49	2,540,000	2,548,316
Federal National Mortgage Association
Series 2014-C02, Class 1M1 (1 month LIBOR + 0.950%) (C)	3.380	05-25-24	80,058	80,081

Series 2016-C05, Class 2M1 (1 month LIBOR + 1.350%) (C)	3.780	01-25-29	126,477	126,536
Asset backed securities 3.7%				$66,700,443
(Cost $65,320,940)
Asset backed securities 3.7%				66,700,443
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (C)	2.821	05-25-36	7,053,966	6,957,483
Americredit Automobile Receivables Trust Series 2018-2, Class D	4.010	07-18-24	3,085,000	3,204,766
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	6,223,000	6,382,751
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,940,450	1,998,741
Series 2019-1A, Class A2I (A)	3.787	05-20-49	3,375,000	3,460,320
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,820,000	1,856,964
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,749,050	3,919,969
Series 2017-1A, Class A2II (A)	3.082	07-25-47	1,844,153	1,842,105
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (A)	3.857	04-30-47	2,690,100	$2,763,056
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (C)	2.800	10-25-35	2,294,806	2,294,647
Home Partners of America Trust Series 2018-1, Class A (1 month LIBOR + 0.900%) (A)(C)	3.374	07-17-37	3,276,077	3,253,214
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	2,321,070	2,382,567
Santander Drive Auto Receivables Trust Series 2018-3, Class C	3.510	08-15-23	3,025,000	3,077,479
Store Master Funding I-VII Series 2018-1A, Class A1 (A)	3.960	10-20-48	4,050,585	4,253,009
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	6,566,000	6,863,768
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (A)	4.110	07-20-43	937,180	959,371
Towd Point Mortgage Trust
Series 2017-2, Class A1 (A)(F)	2.750	04-25-57	2,219,538	2,215,418
Series 2017-3, Class A1 (A)(F)	2.750	07-25-57	2,261,063	2,257,120
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (A)(C)	3.030	02-25-57	3,086,757	3,076,406
Series 2018-4, Class A1 (A)(F)	3.000	06-25-58	3,150,373	3,149,326
Verizon Owner Trust Series 2016-1A, Class A (A)	1.420	01-20-21	532,653	531,963

	Shares	Value
Common stocks 0.0%		$0
(Cost $3,539,176)
Communication services 0.0%		0
Media 0.0%

Vertis Holdings, Inc. (G)(H)	300,118	0
Preferred securities 4.8%		$86,492,301
(Cost $85,303,062)
Financials 2.1%		36,665,527
Banks 1.9%
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(C)	18,420	13,262,400
U.S. Bancorp, 5.500% (B)	195,700	5,107,770
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.617% (C)	8,257	6,605,600
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	165,630	4,243,441
24	JOHN HANCOCK INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	145,201	$4,154,201
Diversified financial services 0.2%
AMG Capital Trust II, 5.150%	70,045	3,292,115
Health care 0.4%		7,253,799
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.125% (B)	124,700	7,253,799
Industrials 0.5%		9,450,772
Machinery 0.5%
Fortive Corp., 5.000%	9,580	9,450,772
Real estate 0.2%		4,190,496
Equity real estate investment trusts 0.2%
Crown Castle International Corp., 6.875%	3,545	4,190,496
Utilities 1.6%		28,931,707
Electric utilities 1.3%
American Electric Power Company, Inc., 6.125%	205,000	10,842,450
NextEra Energy, Inc., 6.123%	189,525	11,932,494
Multi-utilities 0.3%
Dominion Energy, Inc., 6.750%	124,530	6,156,763

	Contracts/ Notional amount	Value
Purchased options 0.0%		$63,736
(Cost $681,820)
Puts 0.0%		63,736
Over the Counter Option on the AUD vs. JPY (Expiration Date: 6-6-19; Strike Price: AUD 74.50; Counterparty: Citibank N.A.) (H)(I)	46,805,000	63,736

	Yield (%)	Shares	Value
Securities lending collateral 0.5%			$8,100,599
(Cost $8,100,741)
John Hancock Collateral Trust (J)	2.3405(K)	809,493	8,100,599

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.3%				$24,074,000
(Cost $24,072,446)
U.S. Government Agency 0.7%				12,429,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	06-03-19	2,918,000	2,918,000
Federal Home Loan Bank Discount Note	2.250	06-03-19	9,511,000	9,511,000

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME FUND	25

	Par value^	Value
Repurchase agreement 0.6%		11,645,000
Barclays Tri-Party Repurchase Agreement dated 5-31-19 at 2.450% to be repurchased at $10,813,207 on 6-3-19, collateralized by $10,220,500 U.S. Treasury Bonds, 3.000% due 2-15-47 (valued at $11,029,531, including interest)	10,811,000	10,811,000
Repurchase Agreement with State Street Corp. dated 5-31-19 at 1.300% to be repurchased at $834,090 on 6-3-19, collateralized by $845,000 U.S. Treasury Notes, 2.375% due 3-15-21 (valued at $853,021, including interest)	834,000	834,000

Total investments (Cost $1,794,604,722) 98.7%	$1,766,760,983
Other assets and liabilities, net 1.3%	23,666,724
Total net assets 100.0%	$1,790,427,707

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $578,238,648 or 32.3% of the fund's net assets as of 5-31-19.
(B)	All or a portion of this security is on loan as of 5-31-19.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
26	JOHN HANCOCK INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 5-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME FUND	27

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	55	Short	Sep 2019	$(8,382,634)	$(8,454,452)	$(71,818)
						$(71,818)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	51,175,845	USD	36,339,627	ANZ	6/19/2019	—	$(821,881)
AUD	16,203,051	USD	11,415,146	JPM	6/19/2019	—	(169,688)
BRL	36,871,982	USD	9,526,479	CITI	6/19/2019	—	(142,687)
BRL	28,002,362	USD	7,328,735	GSI	6/19/2019	—	(202,231)
BRL	20,453,287	USD	5,286,699	SSB	6/19/2019	—	(81,409)
CAD	3,400,000	USD	2,555,484	MSCS	6/19/2019	—	(38,918)
CAD	12,696,213	USD	9,511,254	RBC	6/19/2019	—	(113,943)
CAD	21,042,778	USD	15,642,239	SSB	6/19/2019	—	(67,079)
DKK	13,269,228	USD	2,026,801	MSCS	6/19/2019	—	(39,116)
EUR	340,000	USD	383,955	BOA	6/19/2019	—	(3,645)
EUR	28,437,364	USD	32,329,367	CITI	6/19/2019	—	(520,501)
EUR	87,249,937	USD	99,250,420	GSI	6/19/2019	—	(1,656,230)
EUR	7,059,058	USD	7,977,618	HSBC	6/19/2019	—	(81,646)
EUR	17,059,245	USD	19,213,460	JPM	6/19/2019	—	(131,691)
EUR	29,550,373	USD	33,771,996	MSCS	6/19/2019	—	(718,164)
EUR	8,937,543	USD	10,293,726	SCB	6/19/2019	—	(296,558)
EUR	10,178,944	USD	11,603,538	SSB	6/19/2019	—	(217,790)
EUR	14,236,247	USD	16,084,645	UBS	6/19/2019	—	(160,565)
MXN	335,667,658	USD	17,064,416	GSI	6/19/2019	$17,546	—
MXN	34,856,560	USD	1,760,343	SSB	6/19/2019	13,490	—
MXN	276,815,629	USD	13,857,133	GSI	9/18/2019	17,628	—
NOK	21,095,000	USD	2,476,045	GSI	6/19/2019	—	(64,254)
NOK	31,260,041	USD	3,679,860	JPM	6/19/2019	—	(105,899)
NOK	21,706,466	USD	2,521,332	UBS	6/19/2019	—	(39,631)
NZD	8,170,084	AUD	7,732,575	ANZ	6/19/2019	—	(20,111)
NZD	3,827,102	AUD	3,622,061	CITI	6/19/2019	—	(9,351)
NZD	8,170,701	AUD	7,732,575	MSCS	6/19/2019	—	(19,708)
NZD	12,258,235	AUD	11,598,863	SSB	6/19/2019	—	(28,132)
NZD	9,768,545	USD	6,593,790	ANZ	6/19/2019	—	(201,192)
NZD	13,284,028	USD	9,060,473	GSI	6/19/2019	—	(367,322)
NZD	10,923,238	USD	7,480,179	NAB	6/19/2019	—	(331,943)
NZD	39,454,826	USD	26,815,740	SSB	6/19/2019	—	(996,254)
SGD	23,388,424	USD	17,221,874	ANZ	6/19/2019	—	(192,708)
28	JOHN HANCOCK INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	32,487,254	USD	23,996,314	HSBC	6/19/2019	—	$(342,269)
SGD	9,341,410	USD	6,809,799	SCB	6/19/2019	—	(8,297)
USD	68,942,309	AUD	95,127,349	ANZ	6/19/2019	$2,920,748	—
USD	2,838,974	AUD	3,962,595	MSCS	6/19/2019	88,800	—
USD	5,783,823	BRL	22,282,708	CITI	6/19/2019	112,951	—
USD	35,480,263	BRL	131,842,885	SSB	6/19/2019	1,926,707	—
USD	13,742,918	CAD	18,416,543	BMO	6/19/2019	111,610	—
USD	5,661,685	CAD	7,460,000	CIBC	6/19/2019	140,043	—
USD	5,368,331	CAD	7,185,678	CITI	6/19/2019	49,733	—
USD	8,292,246	CAD	11,020,345	GSI	6/19/2019	135,356	—
USD	3,670,054	CAD	4,802,660	MSCS	6/19/2019	115,286	—
USD	31,974,396	CAD	42,785,116	RBC	6/19/2019	306,287	—
USD	8,914,398	CAD	12,024,481	TD	6/19/2019	14,281	—
USD	12,085,503	DKK	78,176,527	MSCS	6/19/2019	374,927	—
USD	16,057,564	EUR	14,072,323	ANZ	6/19/2019	316,843	—
USD	79,771,130	EUR	70,182,889	CITI	6/19/2019	1,267,437	—
USD	19,626,293	EUR	17,374,963	GSI	6/19/2019	191,375	—
USD	18,375,593	EUR	16,180,204	HSBC	6/19/2019	277,083	—
USD	243,171	EUR	215,000	JPM	6/19/2019	2,681	—
USD	191,942,507	EUR	166,724,109	MSCS	6/19/2019	5,451,776	—
USD	7,908,207	EUR	6,916,759	RBC	6/19/2019	171,405	—
USD	510,366	EUR	449,226	SSB	6/19/2019	7,880	—
USD	15,591,024	EUR	13,727,031	USB	6/19/2019	236,532	—
USD	26,516,405	EUR	23,380,480	UBS	6/19/2019	363,962	—
USD	3,440,695	MXN	65,928,526	CITI	6/19/2019	85,625	—
USD	10,374,227	MXN	200,700,732	GSI	6/19/2019	160,666	—
USD	5,733,131	MXN	111,712,810	SSB	6/19/2019	48,121	—
USD	6,928,566	MXN	135,404,974	GSI	9/18/2019	141,696	—
USD	6,928,566	MXN	135,966,188	SSB	9/18/2019	113,567	—
USD	41,996,787	NOK	354,074,909	JPM	6/19/2019	1,515,399	—
USD	65,721,858	NZD	95,156,671	GSI	6/19/2019	3,450,735	—
USD	21,429,190	NZD	32,450,524	JPM	6/19/2019	193,364	—
USD	9,557,401	SGD	13,035,855	CITI	6/19/2019	65,964	—
USD	45,083,904	SGD	61,112,935	HSBC	6/19/2019	587,433	—
USD	13,700,713	SGD	18,493,907	RBC	6/19/2019	235,256	—
USD	7,464,513	SGD	10,184,544	SCB	6/19/2019	49,123	—
						$21,279,316	$(8,190,813)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INCOME FUND	29

EUR	Euro
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BMO	Bank of Montreal
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Donimion Bank
UBS	UBS AG
USB	U.S. Bank N.A.
At 5-31-19, the aggregate cost of investments for federal income tax purposes was $1,793,190,387. Net unrealized depreciation aggregated to $13,412,719, of which $42,453,226 related to gross unrealized appreciation and $55,865,945 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
30	JOHN HANCOCK INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-19

Assets
Unaffiliated investments, at value (Cost $1,786,503,981) including $7,910,140 of securities loaned	$1,758,660,384
Affiliated investments, at value (Cost $8,100,741)	8,100,599
Total investments, at value (Cost $1,794,604,722)	1,766,760,983
Unrealized appreciation on forward foreign currency contracts	21,279,316
Cash	608
Foreign currency, at value(Cost $5,677,523)	5,659,581
Collateral held at broker for futures contracts	198,000
Collateral segregated at custodian for OTC derivative contracts	540,000
Dividends and interest receivable	18,427,071
Receivable for fund shares sold	1,476,891
Receivable for investments sold	15,278,130
Receivable for securities lending income	10,677
Other assets	207,943
Total assets	1,829,839,200
Liabilities
Unrealized depreciation on forward foreign currency contracts	8,190,813
Payable for futures variation margin	194,581
Distributions payable	324,259
Payable for investments purchased	14,651,168
Payable for delayed delivery securities purchased	3,125,080
Payable for fund shares repurchased	4,020,111
Payable upon return of securities loaned	8,101,446
Payable to affiliates
Accounting and legal services fees	193,928
Transfer agent fees	135,693
Distribution and service fees	7,327
Trustees' fees	3,002
Other liabilities and accrued expenses	464,085
Total liabilities	39,411,493
Net assets	$1,790,427,707
Net assets consist of
Paid-in capital	$1,987,052,382
Total distributable earnings (loss)	(196,624,675)
Net assets	$1,790,427,707

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Income Fund	31

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($541,139,059 ÷ 86,168,749 shares)[1]	$6.28
Class B ($19,712,140 ÷ 3,138,512 shares)[1]	$6.28
Class C ($145,710,128 ÷ 23,201,303 shares)[1]	$6.28
Class I ($595,143,082 ÷ 94,953,446 shares)	$6.27
Class R1 ($6,955,502 ÷ 1,103,959 shares)	$6.30
Class R2 ($6,272,371 ÷ 1,000,043 shares)	$6.27
Class R3 ($4,429,417 ÷ 705,705 shares)	$6.28
Class R4 ($3,115,490 ÷ 496,044 shares)	$6.28
Class R5 ($7,415,246 ÷ 1,182,684 shares)	$6.27
Class R6 ($460,535,272 ÷ 73,398,010 shares)	$6.27
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$6.54

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
32	JOHN HANCOCK Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  5-31-19

Investment income
Interest	$100,061,497
Dividends	6,865,154
Securities lending	83,813
Less foreign taxes withheld	(993,911)
Total investment income	106,016,553
Expenses
Investment management fees	8,813,420
Distribution and service fees	4,157,989
Accounting and legal services fees	569,522
Transfer agent fees	1,944,895
Trustees' fees	50,272
Custodian fees	580,623
State registration fees	210,869
Printing and postage	414,135
Professional fees	125,364
Other	127,324
Total expenses	16,994,413
Less expense reductions	(289,290)
Net expenses	16,705,123
Net investment income	89,311,430
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(142,606,655)
Affiliated investments	(705)
Futures contracts	(5,654,879)
Forward foreign currency contracts	20,448,435
(127,813,804)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	103,034,439
Affiliated investments	(142)
Futures contracts	8,141,894
Forward foreign currency contracts	(668,752)
110,507,439
Net realized and unrealized loss	(17,306,365)
Increase in net assets from operations	$72,005,065

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Income Fund	33

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-19	Year ended 5-31-18
Increase (decrease) in net assets
From operations
Net investment income	$89,311,430	$134,674,475
Net realized loss	(127,813,804)	(12,620,289)
Change in net unrealized appreciation (depreciation)	110,507,439	(114,737,938)
Increase in net assets resulting from operations	72,005,065	7,316,248
Distributions to shareholders
From net investment income and net realized gain
Class A	(17,713,935)	—
Class B	(747,987)	—
Class C	(4,398,102)	—
Class I	(25,290,072)	—
Class R1	(226,654)	—
Class R2	(229,275)	—
Class R3	(129,459)	—
Class R4	(2,728,837)	—
Class R5	(439,781)	—
Class R6	(37,794,702)	—
From net investment income
Class A	—	(19,133,651)
Class B	—	(1,338,964)
Class C	—	(6,610,221)
Class I	—	(59,504,767)
Class R1	—	(320,819)
Class R2	—	(282,353)
Class R3	—	(197,560)
Class R4	—	(4,676,333)
Class R5	—	(682,911)
Class R6	—	(41,779,349)
Total distributions	(89,698,804)	(134,526,928)
From fund share transactions	(1,600,301,476)	(1,093,157,575)
Total decrease	(1,617,995,215)	(1,220,368,255)
Net assets
Beginning of year	3,408,422,922	4,628,791,177
End of year[1]	$1,790,427,707	$3,408,422,922

[1]	Net assets - End of year includes undistributed net investment income of $55,275,691 at May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
34	JOHN HANCOCK Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.25	$6.47	$6.47	$6.56	$6.71
Net investment income[1]	0.20	0.20	0.17	0.17	0.24
Net realized and unrealized gain (loss) on investments	0.03	(0.22)	0.02	(0.05)	(0.15)
Total from investment operations	0.23	(0.02)	0.19	0.12	0.09
Less distributions
From net investment income	(0.20)	(0.20)	(0.19)	(0.19)	(0.24)
From net realized gain	—	—	—	(0.02)	—
Total distributions	(0.20)	(0.20)	(0.19)	(0.21)	(0.24)
Net asset value, end of period	$6.28	$6.25	$6.47	$6.47	$6.56
Total return (%)[2,3]	3.72	(0.43)	2.95	1.82	1.30
Ratios and supplemental data
Net assets, end of period (in millions)	$541	$607	$672	$913	$1,007
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.80	0.81	0.82	0.82
Expenses including reductions	0.81	0.79	0.81	0.81	0.81
Net investment income	3.17	3.03	2.69	2.67	3.67
Portfolio turnover (%)	58	48	41	37	51

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Income Fund	35

CLASS B SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.25	$6.47	$6.47	$6.56	$6.71
Net investment income[1]	0.15	0.15	0.13	0.13	0.20
Net realized and unrealized gain (loss) on investments	0.03	(0.22)	0.01	(0.06)	(0.16)
Total from investment operations	0.18	(0.07)	0.14	0.07	0.04
Less distributions
From net investment income	(0.15)	(0.15)	(0.14)	(0.14)	(0.19)
From net realized gain	—	—	—	(0.02)	—
Total distributions	(0.15)	(0.15)	(0.14)	(0.16)	(0.19)
Net asset value, end of period	$6.28	$6.25	$6.47	$6.47	$6.56
Total return (%)[2,3]	2.99	(1.12)	2.24	1.12	0.59
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$42	$71	$98	$120
Ratios (as a percentage of average net assets):
Expenses before reductions	1.52	1.50	1.51	1.52	1.52
Expenses including reductions	1.51	1.49	1.51	1.51	1.51
Net investment income	2.48	2.32	1.99	1.98	2.98
Portfolio turnover (%)	58	48	41	37	51

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
36	JOHN HANCOCK Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.25	$6.47	$6.47	$6.56	$6.71
Net investment income[1]	0.15	0.15	0.13	0.13	0.20
Net realized and unrealized gain (loss) on investments	0.03	(0.22)	0.01	(0.06)	(0.16)
Total from investment operations	0.18	(0.07)	0.14	0.07	0.04
Less distributions
From net investment income	(0.15)	(0.15)	(0.14)	(0.14)	(0.19)
From net realized gain	—	—	—	(0.02)	—
Total distributions	(0.15)	(0.15)	(0.14)	(0.16)	(0.19)
Net asset value, end of period	$6.28	$6.25	$6.47	$6.47	$6.56
Total return (%)[2,3]	2.99	(1.12)	2.24	1.12	0.59
Ratios and supplemental data
Net assets, end of period (in millions)	$146	$211	$320	$413	$479
Ratios (as a percentage of average net assets):
Expenses before reductions	1.52	1.50	1.51	1.52	1.52
Expenses including reductions	1.51	1.49	1.51	1.51	1.51
Net investment income	2.48	2.32	2.00	1.98	2.97
Portfolio turnover (%)	58	48	41	37	51

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Income Fund	37

CLASS I SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.23	$6.46	$6.46	$6.55	$6.69
Net investment income[1]	0.21	0.21	0.19	0.19	0.26
Net realized and unrealized gain (loss) on investments	0.04	(0.23)	0.02	(0.06)	(0.14)
Total from investment operations	0.25	(0.02)	0.21	0.13	0.12
Less distributions
From net investment income	(0.21)	(0.21)	(0.21)	(0.20)	(0.26)
From net realized gain	—	—	—	(0.02)	—
Total distributions	(0.21)	(0.21)	(0.21)	(0.22)	(0.26)
Net asset value, end of period	$6.27	$6.23	$6.46	$6.46	$6.55
Total return (%)[2]	4.18	(0.29)	3.27	2.14	1.76
Ratios and supplemental data
Net assets, end of period (in millions)	$595	$837	$3,080	$3,175	$1,357
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54	0.50	0.50	0.50	0.50
Expenses including reductions	0.53	0.49	0.49	0.50	0.50
Net investment income	3.47	3.31	3.02	2.96	3.97
Portfolio turnover (%)	58	48	41	37	51

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
38	JOHN HANCOCK Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R1 SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.27	$6.49	$6.49	$6.59	$6.73
Net investment income[1]	0.18	0.17	0.15	0.15	0.22
Net realized and unrealized gain (loss) on investments	0.03	(0.22)	0.02	(0.07)	(0.15)
Total from investment operations	0.21	(0.05)	0.17	0.08	0.07
Less distributions
From net investment income	(0.18)	(0.17)	(0.17)	(0.16)	(0.21)
From net realized gain	—	—	—	(0.02)	—
Total distributions	(0.18)	(0.17)	(0.17)	(0.18)	(0.21)
Net asset value, end of period	$6.30	$6.27	$6.49	$6.49	$6.59
Total return (%)[2]	3.35	(0.77)	2.60	1.33	1.11
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$10	$13	$15	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17	1.15	1.16	1.16	1.16
Expenses including reductions	1.17	1.14	1.15	1.15	1.15
Net investment income	2.82	2.67	2.36	2.33	3.32
Portfolio turnover (%)	58	48	41	37	51

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Income Fund	39

CLASS R2 SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.24	$6.46	$6.46	$6.55	$6.70
Net investment income[1]	0.19	0.19	0.17	0.17	0.23
Net realized and unrealized gain (loss) on investments	0.03	(0.22)	0.01	(0.06)	(0.15)
Total from investment operations	0.22	(0.03)	0.18	0.11	0.08
Less distributions
From net investment income	(0.19)	(0.19)	(0.18)	(0.18)	(0.23)
From net realized gain	—	—	—	(0.02)	—
Total distributions	(0.19)	(0.19)	(0.18)	(0.20)	(0.23)
Net asset value, end of period	$6.27	$6.24	$6.46	$6.46	$6.55
Total return (%)[2]	3.61	(0.54)	2.86	1.58	1.35
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$9	$14	$11	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.90	0.91	0.90	0.91
Expenses including reductions	0.91	0.89	0.90	0.90	0.90
Net investment income	3.07	2.92	2.62	2.59	3.52
Portfolio turnover (%)	58	48	41	37	51

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
40	JOHN HANCOCK Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R3 SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.25	$6.47	$6.47	$6.56	$6.70
Net investment income[1]	0.18	0.18	0.16	0.16	0.23
Net realized and unrealized gain (loss) on investments	0.03	(0.22)	0.01	(0.06)	(0.15)
Total from investment operations	0.21	(0.04)	0.17	0.10	0.08
Less distributions
From net investment income	(0.18)	(0.18)	(0.17)	(0.17)	(0.22)
From net realized gain	—	—	—	(0.02)	—
Total distributions	(0.18)	(0.18)	(0.17)	(0.19)	(0.22)
Net asset value, end of period	$6.28	$6.25	$6.47	$6.47	$6.56
Total return (%)[2]	3.46	(0.68)	2.71	1.60	1.20
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$8	$7	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.05	1.06	1.04	1.06
Expenses including reductions	1.06	1.04	1.05	1.03	1.05
Net investment income	2.86	2.79	2.50	2.44	3.48
Portfolio turnover (%)	58	48	41	37	51

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Income Fund	41

CLASS R4 SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.25	$6.47	$6.47	$6.57	$6.71
Net investment income[1]	0.20	0.20	0.19	0.18	0.25
Net realized and unrealized gain (loss) on investments	0.04	(0.22)	0.01	(0.06)	(0.14)
Total from investment operations	0.24	(0.02)	0.20	0.12	0.11
Less distributions
From net investment income	(0.21)	(0.20)	(0.20)	(0.20)	(0.25)
From net realized gain	—	—	—	(0.02)	—
Total distributions	(0.21)	(0.20)	(0.20)	(0.22)	(0.25)
Net asset value, end of period	$6.28	$6.25	$6.47	$6.47	$6.57
Total return (%)[2]	3.87	(0.28)	3.11	1.83	1.62
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$143	$145	$139	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77	0.75	0.76	0.76	0.76
Expenses including reductions	0.67	0.64	0.65	0.65	0.65
Net investment income	3.30	3.18	2.86	2.82	3.74
Portfolio turnover (%)	58	48	41	37	51

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
42	JOHN HANCOCK Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.24	$6.46	$6.46	$6.55	$6.70
Net investment income[1]	0.22	0.22	0.20	0.20	0.27
Net realized and unrealized gain (loss) on investments	0.03	(0.22)	0.01	(0.06)	(0.16)
Total from investment operations	0.25	—	0.21	0.14	0.11
Less distributions
From net investment income	(0.22)	(0.22)	(0.21)	(0.21)	(0.26)
From net realized gain	—	—	—	(0.02)	—
Total distributions	(0.22)	(0.22)	(0.21)	(0.23)	(0.26)
Net asset value, end of period	$6.27	$6.24	$6.46	$6.46	$6.55
Total return (%)[2]	4.08	(0.09)	3.32	2.19	1.66
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$17	$20	$13	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47	0.45	0.46	0.46	0.46
Expenses including reductions	0.47	0.44	0.45	0.45	0.45
Net investment income	3.54	3.38	3.09	3.03	4.03
Portfolio turnover (%)	58	48	41	37	51

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Income Fund	43

CLASS R6 SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$6.24	$6.46	$6.46	$6.56	$6.70
Net investment income[1]	0.22	0.22	0.20	0.20	0.26
Net realized and unrealized gain (loss) on investments	0.03	(0.22)	0.02	(0.07)	(0.14)
Total from investment operations	0.25	—	0.22	0.13	0.12
Less distributions
From net investment income	(0.22)	(0.22)	(0.22)	(0.21)	(0.26)
From net realized gain	—	—	—	(0.02)	—
Total distributions	(0.22)	(0.22)	(0.22)	(0.23)	(0.26)
Net asset value, end of period	$6.27	$6.24	$6.46	$6.46	$6.56
Total return (%)[2]	4.13	(0.03)	3.39	2.10	1.87
Ratios and supplemental data
Net assets, end of period (in millions)	$461	$1,525	$288	$191	$175
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42	0.40	0.41	0.41	0.41
Expenses including reductions	0.42	0.39	0.38	0.38	0.39
Net investment income	3.58	3.45	3.15	3.10	3.88
Portfolio turnover (%)	58	48	41	37	51

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
44	JOHN HANCOCK Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
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In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2019, by major security category or type:
	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$182,024,394	—	$182,024,394	—
Foreign government obligations	349,267,640	—	349,267,640	—
Corporate bonds	865,610,834	—	865,610,834	—
Convertible bonds	20,230,037	—	20,230,037	—
Capital preferred securities	23,039,295	—	23,039,295	—
Collateralized mortgage obligations	141,157,704	—	141,157,704	—
Asset backed securities	66,700,443	—	66,700,443	—
Preferred securities	86,492,301	$59,588,633	26,903,668	—
46	JOHN HANCOCK Income Fund | ANNUAL REPORT

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Purchased options	$63,736	—	$63,736	—
Securities lending collateral	8,100,599	$8,100,599	—	—
Short-term investments	24,074,000	—	24,074,000	—
Total investments in securities	$1,766,760,983	$67,689,232	$1,699,071,751	—
Derivatives:
Assets
Forward foreign currency contracts	$21,279,316	—	$21,279,316	—
Liabilities
Futures	(71,818)	$(71,818)	—	—
Forward foreign currency contracts	(8,190,813)	—	(8,190,813)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
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Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses
48	JOHN HANCOCK Income Fund | ANNUAL REPORT

the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2019, the fund loaned securities valued at $7,910,140 and received $8,101,446 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
The fund and other affiliated funds, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a
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combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2019 were $7,528.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2019, the fund has a short-term capital loss carryforward of $105,063,566 and a long-term capital loss carryforward of $78,356,295 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2019 and 2018 was as follows:
	May 31, 2019	May 31, 2018
Ordinary Income	$89,698,804	$134,526,928
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2019, the components of distributable earnings on a tax basis consisted of $649,399 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, wash sale loss deferrals, amortization and accretion on debt securities, and contingent payment debt instruments.
50	JOHN HANCOCK Income Fund | ANNUAL REPORT

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund's investment, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Collateral or margin requirements for exchange-traded or centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and centrally-cleared transactions is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts and receivable for centrally-cleared swaps, respectively. Securities pledged by the fund for exchange-traded and centrally-cleared transactions, if any, are identified in the Fund's investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
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Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Payable for futures margin is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Collateral or margin requirements are set by the broker or applicable clearinghouse. Collateral is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments.
During the year ended May 31, 2019, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging up to $640.0 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended May 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $0.6 billion to $1.8 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
When the fund purchases an option, the premium paid is included in the Fund's investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.
52	JOHN HANCOCK Income Fund | ANNUAL REPORT

During the year ended May 31, 2019, the fund used purchased options contracts to manage against anticipated changes in currency exchange rates. The fund held purchased option contracts with market values ranging up to $0.7 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2019 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures†	-	($71,818)
Foreign currency	Unrealized appreciation / depreciation on forward foreign currency	Forward foreign currency contracts	$21,279,316	(8,190,813)
Foreign currency	Unaffiliated investments, at value*	Purchased options	63,736	-
Total			$21,343,052	($8,262,631)
† Reflects cumulative appreciation/depreciation on futures as disclosed in the Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.
* Purchased options are included in the Fund’s investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$21,279,316	($8,190,813)
Purchased options	63,736	-
Total	$21,343,052	($8,190,813)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure
Australia and New Zealand Banking Group Limited	$2,001,699	$2,001,699	-	-
Bank of America, N.A.	(3,645)	-	-	($ 3,645)
Bank of Montreal	111,610	-	-	111,610
Canadian Imperial Bank of Commerce	140,043	-	-	140,043
Citibank, N.A.	972,907	838,000	-	134,907
Goldman Sachs International	1,824,965	1,511,215	-	313,750
HSBC Bank PLC	440,601	280,000	-	160,601
JPMorgan Chase Bank, N.A.	1,304,166	1,304,166	-	-
Morgan Stanley Capital Services LLC	5,214,883	5,214,883	-	-
National Australia Bank Ltd.	(331,943)	-	$260,000	(71,943)
Royal Bank of Canada	599,005	599,005	-	-
Standard Chartered Bank	(255,732)	-	255,732	-
State Street Bank and Trust Company	719,101	719,101	-	-
The Toronto-Donimion Bank	14,281	-	-	14,281
U.S. Bank N.A.	236,532	-	-	236,532
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Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure
UBS AG	163,766	141,830	-	21,936
Totals	$13,152,239	$12,609,899	$515,732	$1,058,072
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2019:
Statement of operations Location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	($5,654,879)	-	($5,654,879)
Foreign currency	-	$20,448,435	20,448,435
Total	($5,654,879)	$20,448,435	$14,793,556
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2019:
Statement of operations Location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Total
Interest rate	-	$8,141,894	-	$8,141,894
Foreign currency	($618,084)	-	($668,752)	(1,286,836)
Total	($618,084)	$8,141,894	($668,752)	$6,855,058
[1] Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Effective June 28, 2019, the Advisor changed its name to John Hancock Investment Management LLC and the Distributor changed its name to John Hancock Investment Management Distributors LLC.
54	JOHN HANCOCK Income Fund | ANNUAL REPORT

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.60% of the first $100 million of the fund’s average daily net assets; (b) 0.45% of the next $150 million of the fund’s average daily net assets; (c) 0.40% of the next $250 million of the fund’s average daily net assets; (d) 0.35% of the next $150 million of the fund’s average daily net assets; and (e) 0.30% of the fund’s average daily net assets in excess of $650 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2019, this waiver amounted to 0.01% of the fund’s average net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$43,520
Class B	2,366
Class C	13,867
Class I	57,046
Class R1	627
Class R2	584
Class	Expense reduction
Class R3	$ 346
Class R4	6,537
Class R5	979
Class R6	83,027
Total	$208,899

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2019 were equivalent to a net annual effective rate of 0.32% the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as indicated in the below table, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class	Rule 12b-1 Fee	Service fee
Class B	1.00%	—

ANNUAL REPORT | JOHN HANCOCK Income Fund	55

Class	Rule 12b-1 Fee	Service fee
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class	Rule 12b-1 Fee	Service fee
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $80,391 for Class R4 shares for the year ended May 31, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $268,737 for the year ended May 31, 2019. Of this amount, $37,229 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $219,962 was paid as sales commissions to broker-dealers and $11,546 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2019, CDSCs received by the Distributor amounted to $4,758, $5,574 and $2,378 for Class A, Class B and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2019 were:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,672,952	$623,325
Class B	300,626	33,516
Class C	1,770,917	197,822
Class I	—	939,255
Class R1	60,186	1,038
Class R2	37,209	964
Class R3	28,687	576
56	JOHN HANCOCK Income Fund | ANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class R4	$ 281,231	$ 10,375
Class R5	6,181	1,616
Class R6	—	136,408
Total	$4,157,989	$1,944,895
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,764,131	4	2.137%	$656
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2019 and 2018 were as follows:
	Year Ended 5-31-19		Year Ended 5-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	11,855,323	$73,461,070	17,201,850	$110,012,055
Distributions reinvested	2,555,960	15,815,724	2,629,196	16,904,829
Repurchased	(25,363,929)	(156,705,120)	(26,549,463)	(170,884,535)
Net decrease	(10,952,646)	$(67,428,326)	(6,718,417)	$(43,967,651)
Class B shares
Sold	30,529	$189,787	37,703	$242,998
Distributions reinvested	110,119	681,051	187,885	1,209,433
Repurchased	(3,760,508)	(23,284,411)	(4,446,193)	(28,637,515)
Net decrease	(3,619,860)	$(22,413,573)	(4,220,605)	$(27,185,084)
Class C shares
Sold	1,186,551	$7,294,888	1,205,231	$7,775,484
Distributions reinvested	634,924	3,927,371	927,671	5,967,773
Repurchased	(12,342,504)	(76,347,749)	(17,866,186)	(114,202,394)
Net decrease	(10,521,029)	$(65,125,490)	(15,733,284)	$(100,459,137)
ANNUAL REPORT | JOHN HANCOCK Income Fund	57

	Year Ended 5-31-19		Year Ended 5-31-18
	Shares	Amount	Shares	Amount
Class I shares
Sold	35,791,365	$220,351,855	46,502,079	$299,786,118
Distributions reinvested	3,779,968	23,334,735	8,697,678	55,949,552
Repurchased	(78,938,815)	(485,654,006)	(398,000,139)	(2,559,425,999)
Net decrease	(39,367,482)	$(241,967,416)	(342,800,382)	$(2,203,690,329)
Class R1 shares
Sold	196,061	$1,218,238	416,209	$2,694,261
Distributions reinvested	31,261	194,019	40,303	260,016
Repurchased	(661,081)	(4,109,130)	(902,917)	(5,814,004)
Net decrease	(433,759)	$(2,696,873)	(446,405)	$(2,859,727)
Class R2 shares
Sold	230,538	$1,427,592	407,737	$2,630,942
Distributions reinvested	28,699	177,380	35,768	229,683
Repurchased	(640,764)	(3,956,715)	(1,226,709)	(7,935,357)
Net decrease	(381,527)	$(2,351,743)	(783,204)	$(5,074,732)
Class R3 shares
Sold	114,170	$707,220	429,477	$2,766,886
Distributions reinvested	20,777	128,553	30,742	197,467
Repurchased	(653,415)	(4,067,825)	(247,025)	(1,592,627)
Net increase (decrease)	(518,468)	$(3,232,052)	213,194	$1,371,726
Class R4 shares
Sold	1,877,198	$11,585,437	3,650,757	$23,537,956
Distributions reinvested	399,222	2,465,771	727,062	4,674,107
Repurchased	(24,688,732)	(149,934,837)	(3,820,954)	(24,604,830)
Net increase (decrease)	(22,412,312)	$(135,883,629)	556,865	$3,607,233
Class R5 shares
Sold	379,131	$2,342,519	1,334,055	$8,575,898
Distributions reinvested	69,854	431,244	104,593	671,824
Repurchased	(1,997,426)	(12,343,173)	(1,728,576)	(11,100,164)
Net decrease	(1,548,441)	$(9,569,410)	(289,928)	$(1,852,442)
Class R6 shares
Sold	23,010,725	$142,333,550	318,409,833	$2,050,624,753
Distributions reinvested	6,020,655	37,143,757	3,218,992	20,517,185
Repurchased	(200,060,158)	(1,229,110,271)	(121,805,225)	(784,189,370)
Net increase (decrease)	(171,028,778)	$(1,049,632,964)	199,823,600	$1,286,952,568
Total net decrease	(260,784,302)	$(1,600,301,476)	(170,398,566)	$(1,093,157,575)
58	JOHN HANCOCK Income Fund | ANNUAL REPORT

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,262,870,291 and $3,004,517,352, respectively, for the year ended May 31, 2019. Purchases and sales of U.S. Treasury obligations aggregated $223,890,797 and $51,826,390, respectively, for the year ended May 31, 2019.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust *	—	15,251,655	(14,442,162)	809,493	—	—	$(705)	$(142)	$8,100,599

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—New accounting pronouncement
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management has performed an analysis and has determined that the ASU will not have a material impact to the fund.
ANNUAL REPORT | JOHN HANCOCK Income Fund	59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Strategic Series and Shareholders of John Hancock Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Income Fund (one of the funds constituting John Hancock Strategic Series, referred to hereafter as the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statements of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the five years in the period ended May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 17, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
60	JOHN HANCOCK INCOME FUND | ANNUAL REPORT

TAX INFORMATION

Unaudited
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK INCOME FUND	61

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	211
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	211
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	211
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	211
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2005	211
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	211
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       62

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	211
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson, Born: 1952	2008	211
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates, Born: 1946	2012	211
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2005	211
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	211
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       63

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	211
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Marianne Harrison, Born: 1963	2018	211
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       64

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investments; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management, LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       65

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Christopher M. Chapman, CFA
Thomas C. Goggins
Daniel S. Janis III
Kisoo Park

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK INCOME FUND       66

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF876868	91A 5/19 7/19

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2019, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2019 and 2018. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2019	May 31, 2018
John Hancock Income Fund	$69,798	$71,398

(b) Audit-Related Services
Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Additionally, amounts billed to control affiliates were $113,000 and $110,200 for the fiscal years ended May 31, 2019 and 2018, respectively.

Fund	May 31, 2019	May 31, 2018
John Hancock Income Fund	$571	$540

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2019 and 2018. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2019	May 31, 2018
John Hancock Income Fund	$3,825	$3,825

(d) All Other Fees
Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2019 and 2018 amounted to the following:

Fund	May 31, 2019	May 31, 2018
John Hancock Income Fund	$89	$234

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2019, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non- audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2019 and 2018 amounted to the following:

Trust	May 31, 2019	May 31, 2018
John Hancock Strategic Series	$919,444	$6,716,119

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 22, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 22, 2019